Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis of Preparation [abstract]
Basis of Preparation

Note 2 – Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) applicable to the preparation of consolidated financial statements.

On March 14, 2019, the Board of Directors authorized the consolidated financial statements for issue.